Note 4 - Commitments and Contingencies - Future Minimum Annual Rental Payments Under Operating Leases (Details)	Mar. 31, 2016 USD ($)
2017	$ 61,106
2018	32,736
2019	2,728
2020	0
2021	0
Total	$ 96,570